Vanguard Emerging Markets Select Stock Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Emerging Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.06%	4.93%	8.60%
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.66%	5.12%	9.31%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.85%	4.15%	8.62%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.56%	3.76%	7.51%